Short-Term Borrowings (Narrative) (Details) $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2019 USD ($)	May 09, 2019	Nov. 30, 2017 USD ($) item	Jun. 30, 2019 USD ($) contract	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Short-term Debt				$ 1,073	$ 813		$ 950
Payment of acquired entity credit facilities				(114)
Commitment fee					0.125%
Borrowing capacity available under the credit facility				2,000	$ 2,000		2,000
Bridge Loan [Member]
Line of Credit Facility [Line Items]
Short-term Debt	$ 600
Short-term Debt, Terms		P6M
Interest rate per annum		0.075%
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment fee					0.225%
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment fee					0.075%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility				$ 10	$ 9		9
Outstanding borrowing, interest rate					1.20%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 2,000
Number of revolving credit facilities extension options			2	2
Extension period for revolving line of credit			1 year	1 year
Credit facility, term			5 years	5 years
Expiration of revolving credit facility				Nov. 01, 2022	Nov. 01, 2022
Outstanding borrowing under the revolving credit facility							$ 950
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Additional increase in borrowing capacity amount			$ 100	$ 400
Debt-to-capitalization ratio					1.00
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Additional increase in borrowing capacity amount			$ 400	100
Debt-to-capitalization ratio					0.65
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 2,000
Outstanding borrowing under the revolving credit facility				$ 1,073	$ 813
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate				1.00%
London Interbank Offered Rate (LIBOR) [Member] | Bridge Loan [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.65%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate					1.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate					0.875%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate					0.50%
One-Month London Interbank Offered Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate					1.00%
One-Month London Interbank Offered Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate					0.50%
One-Month London Interbank Offered Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate					0.00%